Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document And Entity Information
Entity Registrant Name	Can-Fite BioPharma Ltd.
Entity Central Index Key	0001536196
Trading Symbol	canf
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	6-K
Document Fiscal Period Focus	FY
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	33,295,618